UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2008

Item 1. Reports to Stockholders

Fidelity®
New York Municipal Income
Fund

Semiannual Report

July 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 to July 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Class A
Actual	$ 1,000.00	$ 993.00	$ 3.72
Hypothetical A	$ 1,000.00	$ 1,021.13	$ 3.77
Class T
Actual	$ 1,000.00	$ 993.10	$ 3.62
HypotheticalA	$ 1,000.00	$ 1,021.23	$ 3.67
Class B
Actual	$ 1,000.00	$ 988.90	$ 7.02
HypotheticalA	$ 1,000.00	$ 1,017.80	$ 7.12
	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Class C
Actual	$ 1,000.00	$ 989.20	$ 7.52
HypotheticalA	$ 1,000.00	$ 1,017.30	$ 7.62
New York Municipal Income
Actual	$ 1,000.00	$ 993.60	$ 2.33
HypotheticalA	$ 1,000.00	$ 1,022.53	$ 2.36
Institutional Class
Actual	$ 1,000.00	$ 993.60	$ 2.28
HypotheticalA	$ 1,000.00	$ 1,022.58	$ 2.31

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.75%
Class T	.73%
Class B	1.42%
Class C	1.52%
New York Municipal Income	.47%
Institutional Class	.46%

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.2	38.4
Special Tax	22.3	21.9
Transportation	12.3	8.9
Water & Sewer	11.6	13.0
Education	6.6	6.3
Weighted Average Maturity as of July 31, 2008
		6 months ago
Years	8.1	6.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2008
6 months ago
Years	7.7	7.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2008	As of January 31, 2008
AAA 20.0%	AAA 59.2%
AA,A 75.2%	AA,A 37.5%
BBB 1.9%	BBB 1.6%
BB and Below 1.1%	BB and Below 0.7%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 1,100	$ 1,101
New York - 93.3%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	3,089
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,176
5.25% 11/1/17	1,400	1,514
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/16 (FSA Insured)	2,965	3,238
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series A1, 5% 8/1/12	500	528
Series A2, 5% 8/1/11	750	787
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,730
5% 9/1/16 (FGIC Insured)	1,680	1,737
5% 9/1/17 (FGIC Insured)	1,000	1,029
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,753
5.75% 5/1/20 (FSA Insured)	1,400	1,505
5.75% 5/1/21 (FSA Insured)	1,755	1,886
5.75% 5/1/22 (FSA Insured)	4,900	5,267
5.75% 5/1/23 (FSA Insured)	1,000	1,075
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,565
5.75% 5/1/19 (FSA Insured)	5,000	5,479
5.75% 5/1/23 (FSA Insured)	9,620	10,501
5.75% 5/1/25 (FSA Insured)	2,000	2,179
5.75% 5/1/26 (FSA Insured)	8,985	9,760
Series A, 5.75% 5/1/27 (FSA Insured)	5,000	5,391
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,586
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,078
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,679
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10 (a)	7,000	6,974
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5.25% 12/1/20 (FGIC Insured)	$ 17,780	$ 18,543
Series B, 5% 12/1/35	3,000	2,943
Series C, 5% 9/1/35	5,000	4,905
Series E, 5% 12/1/17 (FGIC Insured)	10,000	10,535
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,140
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,156
Series A, 5.5% 7/1/20 (MBIA Insured)	3,000	3,178
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,198
5.5% 7/1/23 (MBIA Insured)	5,000	5,263
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (b)	1,000	1,045
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,552
5% 8/1/13	1,650	1,701
(Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,022
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	100	101
Series 2001 B, 5.875% 11/1/11	700	713
Series 2001 C, 5.625% 11/1/10	395	395
Series 2001 D, 5.625% 11/1/10	1,225	1,284
Nassau County Interim Fin. Auth. Series 2003 A, 5% 11/15/18 (AMBAC Insured)	4,875	5,128
New York City Gen. Oblig.:
Series 1998 H, 5.5% 8/1/12	8,065	8,158
Series 2000 A, 6.5% 5/15/11	195	209
Series 2002 A, 5.75% 8/1/14	5,000	5,447
Series 2002 B:
5.75% 8/1/14	3,000	3,268
5.75% 8/1/15	3,500	3,811
Series 2002 C, 5.5% 8/1/13	10,500	11,429
Series 2003 A:
5.5% 8/1/14	3,205	3,493
5.5% 8/1/20 (MBIA Insured)	7,000	7,422
Series 2003 E, 5.25% 8/1/14	3,390	3,656
Series 2003 J:
5.5% 6/1/18 (MBIA Insured)	3,575	3,813
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2003 J:
5.5% 6/1/19	$ 2,395	$ 2,565
5.5% 6/1/20 (AMBAC Insured)	6,000	6,353
Series 2004 B, 5.25% 8/1/15	9,855	10,658
Series 2005 F, 5.25% 8/1/12	2,000	2,122
Series 2005 F1, 5.25% 9/1/14	3,000	3,271
Series 2005 G:
5.25% 8/1/16	9,010	9,857
5.625% 8/1/13 (MBIA Insured)	3,000	3,253
Series 2008 D1, 5.125% 12/1/23	5,000	5,208
Series A:
5% 8/1/19	3,000	3,131
5.25% 11/1/14 (MBIA Insured)	1,350	1,434
Series B, 6.5% 8/15/11	1,000	1,100
Series C, 5% 1/1/15	7,000	7,523
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,717
Series I-1, 5% 4/1/17	7,215	7,691
Series O, 5% 6/1/22	5,000	5,127
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,763
5.5% 2/15/17 (FSA Insured)	3,000	3,174
5.5% 2/15/18 (FSA Insured)	2,500	2,639
5.5% 2/15/19 (FSA Insured)	1,250	1,317
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	500	526
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,293
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (b)	1,750	1,761
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	4,003
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	16,744
Series 2003 E, 5% 6/15/34	2,000	2,011
Series 2005 D:
5% 6/15/37	16,090	16,182
5% 6/15/38	20,050	20,164
5% 6/15/39	2,800	2,814
Series A:
5% 6/15/32	5,000	5,020
5.125% 6/15/34 (MBIA Insured)	4,200	4,262
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series A:
5.375% 6/15/15 (FGIC Insured)	$ 7,000	$ 7,457
Series AA, 5% 6/15/27	10,000	10,237
Series D, 5% 6/15/39 (AMBAC Insured)	3,755	3,770
Series E, 5% 6/15/38	2,975	2,988
Series G:
5.125% 6/15/32	3,000	3,026
5.125% 6/15/32 (FGIC Insured)	4,750	4,793
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36 (FGIC Insured)	3,000	2,991
Series 2008 S1, 5% 1/15/34	15,000	14,957
New York City Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	1,100	1,154
Series 2003 D:
5% 2/1/31	20,025	20,177
5.25% 2/1/17 (MBIA Insured)	9,385	10,009
5.25% 2/1/19 (MBIA Insured)	8,075	8,547
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,773
5.25% 2/1/17 (FGIC Insured)	5,975	6,335
Series 2004 C:
5% 2/1/28	15,000	15,223
5% 2/1/33 (FGIC Insured)	7,350	7,427
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,164
Series B:
5% 8/1/32	5,000	5,039
5.25% 8/1/19	3,000	3,181
Series C, 5.375% 2/1/17	1,000	1,052
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,276
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,240
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (Assured Guaranty Corp. Insured)	48,000	46,285
New York Dorm. Auth. Personal Income Tax Rev.:
(Ref. Ed. Proj.) Series B, 5.5% 3/15/22 (AMBAC Insured)	7,025	7,802
Series 2006 C, 5% 12/15/31	10,000	10,143
New York Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.) 6% 7/1/10 (Escrowed to Maturity) (c)	25	27
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	$ 6,000	$ 6,444
5.75% 7/1/13 (AMBAC Insured)	3,000	3,213
Series C, 7.5% 7/1/10	2,695	2,859
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,140
6% 7/1/21 (MBIA Insured)	2,500	2,907
(Columbia Univ. Proj.) 5% 7/1/38	5,000	5,078
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,600	2,652
5.85% 8/1/40	9,500	9,696
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20 (AMBAC Insured)	13,000	14,290
5.5% 5/15/21 (AMBAC Insured)	10,000	10,953
5.5% 5/15/28 (AMBAC Insured)	2,700	2,903
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	2,635	2,840
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	1,967
5% 7/1/14	2,510	2,547
Series 2007 A:
5% 7/1/10	1,000	1,016
5% 7/1/11	1,365	1,392
5% 7/1/12	1,530	1,562
(New York Univ. Proj.):
Series 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,178
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	794
5.5% 7/1/19 (AMBAC Insured)	1,705	1,794
5.5% 7/1/20 (AMBAC Insured)	860	904
Series 2008 B, 5.25% 7/1/48	8,000	8,154
Series A, 5.75% 7/1/27 (MBIA Insured)	11,000	12,348
(North Shore Univ. Hosp. Proj.):
Series A:
5% 5/1/19	2,000	2,030
5% 5/1/21	1,315	1,318
5.5% 11/1/14 (MBIA Insured)	1,500	1,656
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Orange Reg'l. Med. Ctr. Proj.):
5.5% 12/1/12	$ 3,125	$ 3,195
6.125% 12/1/29	1,000	980
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,556
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,605
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,776
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	537
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (MBIA Insured)	18,915	18,941
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	8,855	9,560
Series B, 7.5% 5/15/11	1,035	1,148
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,181
5% 7/1/39	16,505	16,224
(Upstate Cmnty. Colleges Proj.) Series 2005 B, 5.5% 7/1/22 (FGIC Insured)	10,090	11,113
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,162
6% 7/1/15	1,160	1,226
6% 7/1/16	1,230	1,295
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/14 (AMBAC Insured)	500	529
5.375% 7/1/16 (AMBAC Insured)	670	703
5.375% 7/1/17 (AMBAC Insured)	370	387
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	1,135	1,205
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,115
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,047
6% 10/1/29 (MBIA Insured)	5,600	6,132
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,568
5.25% 7/1/21 (MBIA Insured)	1,745	1,851
5.25% 7/1/22 (MBIA Insured)	1,835	1,940
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,056
Series B:
5.25%, tender 5/15/12 (a)	10,415	11,009
6%, tender 5/15/12 (a)	11,000	11,956
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	$ 500	$ 529
Series 2002 D:
5% 6/15/20	20,150	20,754
5.125% 6/15/31	6,900	6,985
5.375% 6/15/19	5,250	5,502
Series 2002 G, 5.25% 10/15/20	1,255	1,295
Series 2003 C, 5.25% 7/15/17	2,410	2,539
Series 2004 F, 5% 6/15/34	4,825	4,886
(Pooled Fing. Prog.) Series I, 5.25% 9/15/17	2,395	2,528
Series 2004 D, 5% 2/15/34	12,150	12,339
Series B, 5.5% 10/15/21	3,985	4,484
Series C, 5.25% 6/15/16	3,500	3,651
Series I, 5% 6/15/24	2,000	2,049
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	190	190
Series C, 5.85% 7/15/15	30	30
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,199
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (c)	1,105	1,182
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.):
Series 2004 A, 5.25% 9/15/16 (MBIA Insured)	1,780	1,923
Series 2008 A, 5% 3/15/34	10,000	10,131
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 5.5% 11/15/26 (FSA Insured)	13,575	14,313
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,453
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,489
Series 2003 B, 5.25% 11/15/18 (FGIC Insured)	4,000	4,226
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,212
Series 2005 B, 5% 11/15/35 (MBIA Insured)	3,300	3,300
Series 2007 B:
5% 11/15/26	8,185	8,281
5% 11/15/28	6,475	6,503
Series 2008 A, 5.25% 11/15/36	15,000	15,152
New York Pwr. Auth. Series A, 5.25% 11/15/40	25,860	26,212
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,218
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	$ 10,000	$ 10,634
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,844
5.25% 1/1/27 (FSA Insured)	6,570	6,879
Series 2007 H:
5% 1/1/21 (MBIA Insured)	5,755	6,087
5% 1/1/25 (FGIC Insured)	13,000	13,403
5% 1/1/26 (FGIC Insured)	4,000	4,106
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B, 5% 4/1/17 (FGIC Insured)	10,000	10,694
Series B:
5% 4/1/27	10,000	10,243
5.5% 4/1/20 (AMBAC Insured)	44,375	49,643
New York Thruway Auth. Personal Income Tax Rev.:
Series 2007 A, 5.25% 3/15/25	8,000	8,469
Series A:
5.25% 3/15/24	4,180	4,444
5.25% 3/15/26	12,080	12,732
New York Thruway Auth. Svc. Contract Rev. 5.5% 4/1/15	6,200	6,615
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series A, 5.5%, tender 1/1/11 (a)	1,880	1,978
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	10,324
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (MBIA Insured)	5,000	5,553
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	25,545
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,462
5% 1/1/24 (FSA Insured)	5,975	6,234
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/10 (Escrowed to Maturity) (c)	95	103
7.5% 3/1/11 (Escrowed to Maturity) (c)	105	118
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	114
7.5% 3/1/16 (MBIA Insured)	970	1,181
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	128
7.5% 3/1/17 (MBIA Insured)	1,100	1,354
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	$ 1,000	$ 1,042
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series A, 5% 12/1/10	1,095	1,121
Series B, 5.25% 12/1/32	680	624
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) 5% 7/1/15	1,005	1,079
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,403
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,179
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,338
5.25% 6/1/22 (AMBAC Insured)	5,270	5,391
5.5% 6/1/14	13,125	13,336
5.5% 6/1/15	6,700	6,922
5.5% 6/1/16	17,500	18,037
5.5% 6/1/17	7,000	7,260
5.5% 6/1/18 (MBIA Insured)	3,000	3,131
5.5% 6/1/19	4,600	4,838
Series C1:
5% 6/1/11	405	406
5.5% 6/1/14	5,000	5,082
5.5% 6/1/15	11,800	12,191
5.5% 6/1/16	10,000	10,410
5.5% 6/1/17	5,700	5,912
5.5% 6/1/18	3,800	3,979
5.5% 6/1/19	13,620	14,324
5.5% 6/1/20	16,000	16,770
5.5% 6/1/21	12,070	12,593
5.5% 6/1/22	9,700	10,094
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	3,320	3,454
Series 2002 A, 5.25% 1/1/19	1,100	1,145
Series 2005 A, 5.125% 1/1/22	5,290	5,430
Series 2007 A, 5% 11/15/27	6,410	6,567
Series A:
5% 1/1/32	3,010	3,024
5% 1/1/32 (MBIA Insured)	1,455	1,467
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (c)	$ 2,000	$ 2,188
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (c)	2,000	2,188
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (c)	5,015	5,645
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (c)	325	332
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (c)	1,000	1,114
6.125% 1/1/21 (Escrowed to Maturity) (c)	3,205	3,809
5% 11/15/37	13,000	13,099
5.25% 11/15/38	14,500	14,946
5.5% 11/15/19 (MBIA Insured)	1,000	1,122
		1,470,966
New York & New Jersey - 3.6%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,032
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	4,175	3,978
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,547
134th Series, 5% 1/15/39	10,000	10,055
136th Series, 5.25% 11/1/16 (MBIA Insured) (b)	4,510	4,714
138th Series, 5% 12/1/13 (FGIC Insured) (b)	4,500	4,749
141st Series, 5% 9/1/18 (AMBAC Insured) (b)	6,045	6,117
147th Series, 5% 10/15/17 (FGIC Insured) (b)	5,000	5,131
85th Series, 5.375% 3/1/28	6,205	6,633
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (b)	5,000	5,420
		57,376
Puerto Rico - 1.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,087
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/27 (AMBAC Insured)	1,000	1,028
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (MBIA Insured)	4,150	4,315
Series 2007 A, 5.5% 7/1/19 (MBIA Insured)	5,000	5,199
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,565
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,048
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	$ 1,000	$ 1,053
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A, 0% 8/1/41 (FGIC Insured)	9,000	1,224
		18,519
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $1,557,620)	1,547,962
NET OTHER ASSETS - 1.8%	28,884
NET ASSETS - 100%	$ 1,576,846
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.847% and pay quarterly a floating rate based on SIFMA Municipal Swap Index with Citibank	Dec. 2018	$ 15,000	422
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,547,962	$ -	$ 1,547,962	$ -
Other Financial Instruments*	$ 422	$ -	$ 422	$ -
*Other financial instruments include Swap Agreements.
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	35.2%
Special Tax	22.3%
Transportation	12.3%
Water & Sewer	11.6%
Education	6.6%
Others* (individually less than 5%)	12.0%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,557,620)		$ 1,547,962
Cash		8,508
Receivable for investments sold		2,342
Receivable for fund shares sold		2,148
Interest receivable		18,585
Swap agreements, at value		422
Prepaid expenses		1
Other receivables		58
Total assets		1,580,026

Liabilities
Payable for fund shares redeemed	$ 904
Distributions payable	1,381
Accrued management fee	481
Transfer agent fee payable	275
Distribution fees payable	24
Other affiliated payables	79
Other payables and accrued expenses	36
Total liabilities		3,180

Net Assets		$ 1,576,846
Net Assets consist of:
Paid in capital		$ 1,584,216
Undistributed net investment income		174
Accumulated undistributed net realized gain (loss) on investments		1,692
Net unrealized appreciation (depreciation) on investments		(9,236)
Net Assets		$ 1,576,846

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,783 ÷ 1,345.3 shares)	$ 12.48

Maximum offering price per share (100/96.00 of $12.48)	$ 13.00
Class T: Net Asset Value and redemption price per share ($5,724 ÷ 458.4 shares)	$ 12.49

Maximum offering price per share (100/96.00 of $12.49)	$ 13.01
Class B: Net Asset Value and offering price per share ($7,676 ÷ 615.5 shares)A	$ 12.47

Class C: Net Asset Value and offering price per share ($16,929 ÷ 1,356.9 shares)A	$ 12.48

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,526,660 ÷ 122,336.1 shares)	$ 12.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,074 ÷ 246.5 shares)	$ 12.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2008 (Unaudited)

Investment Income
Interest		$ 33,097

Expenses
Management fee	$ 2,840
Transfer agent fees	545
Distribution fees	141
Accounting fees and expenses	147
Custodian fees and expenses	11
Independent trustees' compensation	3
Registration fees	68
Audit	26
Legal	3
Miscellaneous	5
Total expenses before reductions	3,789
Expense reductions	(125)	3,664
Net investment income		29,433
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,796
Change in net unrealized appreciation (depreciation) on: Investment securities	(40,780)
Swap agreements	(103)
Total change in net unrealized appreciation (depreciation)		(40,883)
Net gain (loss)		(39,087)
Net increase (decrease) in net assets resulting from operations		$ (9,654)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2008 (Unaudited)	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 29,433	$ 55,222
Net realized gain (loss)	1,796	4,123
Change in net unrealized appreciation (depreciation)	(40,883)	10,830
Net increase (decrease) in net assets resulting from operations	(9,654)	70,175
Distributions to shareholders from net investment income	(29,421)	(55,204)
Distributions to shareholders from net realized gain	(840)	(3,939)
Total distributions	(30,261)	(59,143)
Share transactions - net increase (decrease)	93,713	63,058
Redemption fees	19	18
Total increase (decrease) in net assets	53,817	74,108

Net Assets
Beginning of period	1,523,029	1,448,921
End of period (including undistributed net investment income of $174 and undistributed net investment income of $162, respectively)	$ 1,576,846	$ 1,523,029

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Income from Investment Operations
Net investment incomeE	.221	.446	.464	.483	.504	.524
Net realized and unrealized gain (loss)	(.313)	.134	.002	(.227)	.101	.285
Total from investment operations	(.092)	.580	.466	.256	.605	.809
Distributions from net investment income	(.221)	(.446)	(.464)	(.481)	(.507)	(.523)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.228)	(.480)	(.576)	(.606)	(.685)	(.809)
Redemption fees added to paid in capitalE, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.48	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Total ReturnB, C, D	(.70)%	4.67%	3.72%	2.00%	4.72%	6.25%
Ratios to Average Net Assets F
Expenses before reductions	.75%A	.73%	.66%	.67%	.68%	.67%
Expenses net of fee waivers, if any	.75%A	.73%	.66%	.67%	.68%	.67%
Expenses net of all reductions	.73%A	.70%	.63%	.64%	.67%	.66%
Net investment income	3.55%A	3.52%	3.65%	3.73%	3.85%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 13	$ 11	$ 6	$ 6	$ 5
Portfolio turnover rate	16%A	13%	23%	28%	22%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24
Income from Investment Operations
Net investment incomeE	.223	.446	.455	.472	.494	.509
Net realized and unrealized gain (loss)	(.313)	.134	.001	(.217)	.090	.296
Total from investment operations	(.090)	.580	.456	.255	.584	.805
Distributions from net investment income	(.223)	(.446)	(.454)	(.470)	(.496)	(.509)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.230)	(.480)	(.566)	(.595)	(.674)	(.795)
Redemption fees added to paid in capitalE, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.49	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25
Total ReturnB, C, D	(.69)%	4.67%	3.64%	1.99%	4.55%	6.21%
Ratios to Average Net Assets F
Expenses before reductions	.73%A	.72%	.74%	.75%	.76%	.78%
Expenses net of fee waivers, if any	.73%A	.72%	.74%	.75%	.76%	.78%
Expenses net of all reductions	.71%A	.70%	.71%	.72%	.75%	.77%
Net investment income	3.57%A	3.53%	3.57%	3.65%	3.77%	3.82%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 5	$ 4	$ 3	$ 2	$ 2
Portfolio turnover rate	16%A	13%	23%	28%	22%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31,2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Income from Investment Operations
Net investment incomeE	.180	.358	.366	.384	.405	.423
Net realized and unrealized gain (loss)	(.323)	.134	.002	(.227)	.100	.286
Total from investment operations	(.143)	.492	.368	.157	.505	.709
Distributions from net investment income	(.180)	(.358)	(.366)	(.382)	(.407)	(.423)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.187)	(.392)	(.478)	(.507)	(.585)	(.709)
Redemption fees added to paid in capitalE, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.47	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Total ReturnB, C, D	(1.11)%	3.95%	2.93%	1.22%	3.93%	5.45%
Ratios to Average Net AssetsF
Expenses before reductions	1.42%A	1.42%	1.43%	1.43%	1.44%	1.42%
Expenses net of fee waivers, if any	1.42%A	1.42%	1.43%	1.43%	1.44%	1.42%
Expenses net of all reductions	1.40%A	1.40%	1.40%	1.41%	1.43%	1.41%
Net investment income	2.87%A	2.83%	2.88%	2.96%	3.09%	3.18%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 8	$ 9	$ 10	$ 10	$ 10
Portfolio turnover rate	16%A	13%	23%	28%	22%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Income from Investment Operations
Net investment incomeE	.173	.347	.355	.373	.394	.410
Net realized and unrealized gain (loss)	(.313)	.134	.002	(.228)	.100	.286
Total from investment operations	(.140)	.481	.357	.145	.494	.696
Distributions from net investment income	(.173)	(.347)	(.355)	(.370)	(.396)	(.410)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.180)	(.381)	(.467)	(.495)	(.574)	(.696)
Redemption fees added to paid in capitalE, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.48	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Total ReturnB, C, D	(1.08)%	3.86%	2.84%	1.14%	3.84%	5.35%
Ratios to Average Net AssetsF
Expenses before reductions	1.52%A	1.51%	1.52%	1.52%	1.52%	1.51%
Expenses net of fee waivers, if any	1.52%A	1.51%	1.52%	1.52%	1.52%	1.51%
Expenses net of all reductions	1.50%A	1.48%	1.49%	1.49%	1.51%	1.51%
Net investment income	2.78%A	2.74%	2.79%	2.88%	3.01%	3.08%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 16	$ 16	$ 20	$ 16	$ 13
Portfolio turnover rate	16%A	13%	23%	28%	22%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York Municipal Income

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24
Income from Investment Operations
Net investment incomeD	.239	.479	.488	.508	.530	.549
Net realized and unrealized gain (loss)	(.323)	.134	.001	(.217)	.091	.295
Total from investment operations	(.084)	.613	.489	.291	.621	.844
Distributions from net investment income	(.239)	(.479)	(.487)	(.506)	(.533)	(.548)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.246)	(.513)	(.599)	(.631)	(.711)	(.834)
Redemption fees added to paid in capitalD, F	-	-	-	-	-	-
Net asset value, end of period	$ 12.48	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25
Total ReturnB, C	(.64)%	4.94%	3.91%	2.27%	4.84%	6.52%
Ratios to Average Net AssetsE
Expenses before reductions	.47%A	.47%	.48%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.47%A	.47%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.45%A	.44%	.45%	.45%	.47%	.48%
Net investment income	3.82%A	3.78%	3.83%	3.92%	4.05%	4.11%
Supplemental Data
Net assets, end of period (in millions)	$ 1,527	$ 1,480	$ 1,407	$ 1,411	$ 1,406	$ 1,428
Portfolio turnover rate	16%A	13%	23%	28%	22%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.25	$ 13.24
Income from Investment Operations
Net investment incomeD	.238	.479	.487	.506	.523	.550
Net realized and unrealized gain (loss)	(.322)	.133	.002	(.227)	.092	.296
Total from investment operations	(.084)	.612	.489	.279	.615	.846
Distributions from net investment income	(.239)	(.478)	(.487)	(.504)	(.527)	(.550)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.246)	(.512)	(.599)	(.629)	(.705)	(.836)
Redemption fees added to paid in capitalD, F	-	-	-	-	-	-
Net asset value, end of period	$ 12.47	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.25
Total ReturnB, C	(.64)%	4.94%	3.91%	2.18%	4.80%	6.53%
Ratios to Average Net AssetsE
Expenses before reductions	.46%A	.47%	.48%	.49%	.53%	.47%
Expenses net of fee waivers, if any	.46%A	.47%	.48%	.49%	.53%	.47%
Expenses net of all reductions	.45%A	.44%	.45%	.46%	.52%	.47%
Net investment income	3.83%A	3.78%	3.83%	3.91%	4.00%	4.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,074	$ 1,995	$ 1,195	$ 898	$ 284	$ 161
Portfolio turnover rate	16%A	13%	23%	28%	22%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, New York Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreignmarkets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of July 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to future transactions, market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 12,495
Unrealized depreciation	(22,006)
Net unrealized appreciation (depreciation)	$ (9,511)
Cost for federal income tax purposes	$ 1,557,473

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $202,612 and $118,530, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 19	$ 1
Class T	0%	.25%	7	-
Class B	.65%	.25%	35	25
Class C	.75%	.25%	80	24
			$ 141	$ 50

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to ..50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7
Class T	1
Class B*	15
Class C*	2
$ 25

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 7.09
Class T	2.07
Class B	4.11
Class C	9.11
New York Municipal Income	522.07
Institutional Class	1.06
	$ 545

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $11 and $113, respectively. During the period, credits reduce each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
New York Municipal Income	$ 1

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2008	Year ended January 31, 2008
From net investment income
Class A	$ 262	$ 404
Class T	94	169
Class B	111	241
Class C	224	418
New York Municipal Income	28,685	53,927
Institutional Class	45	45
Total	$ 29,421	$ 55,204
From net realized gain
Class A	$ 8	$ 31
Class T	3	13
Class B	4	23
Class C	8	42
New York Municipal Income	816	3,827
Institutional Class	1	3
Total	$ 840	$ 3,939

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2008	Year ended January 31, 2008	Six months ended July 31, 2008	Year ended January 31, 2008
Class A
Shares sold	379	279	$ 4,785	$ 3,563
Reinvestment of distributions	17	24	206	303
Shares redeemed	(67)	(180)	(837)	(2,273)
Net increase (decrease)	329	123	$ 4,154	$ 1,593

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2008	Year ended January 31, 2008	Six months ended July 31, 2008	Year ended January 31, 2008
Class T
Shares sold	124	164	$ 1,567	$ 2,098
Reinvestment of distributions	6	11	72	134
Shares redeemed	(25)	(112)	(318)	(1,425)
Net increase (decrease)	105	63	$ 1,321	$ 807
Class B
Shares sold	55	48	$ 697	$ 605
Reinvestment of distributions	6	15	80	193
Shares redeemed	(74)	(148)	(935)	(1,883)
Net increase (decrease)	(13)	(85)	$ (158)	$ (1,085)
Class C
Shares sold	250	323	$ 3,146	$ 4,095
Reinvestment of distributions	10	19	119	240
Shares redeemed	(117)	(407)	(1,470)	(5,157)
Net increase (decrease)	143	(65)	$ 1,795	$ (822)
New York Municipal Income
Shares sold	21,470	24,396	$ 269,279	$ 309,298
Reinvestment of distributions	1,688	3,308	21,050	41,932
Shares redeemed	(16,374)	(22,904)	(204,870)	(289,467)
Net increase (decrease)	6,784	4,800	$ 85,459	$ 61,763
Institutional Class
Shares sold	146	130	$ 1,834	$ 1,658
Reinvestment of distributions	2	3	22	36
Shares redeemed	(57)	(71)	(714)	(892)
Net increase (decrease)	91	62	$ 1,142	$ 802

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Fidelity New York Municipal Income (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity New York Municipal Income (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity New York Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity New York Municipal Income (retail class) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that may be taken by FMR to improve the fund's below-benchmark performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity New York Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Institutional Class and Fidelity New York Municipal Income (retail class) ranked below its competitive median for 2007, and the total expenses of Class C ranked equal to its competitive median for 2007. The Board considered that the total expenses of Class C were above the median primarily due to higher transfer agent fees.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

NFY-USAN-0908
1.789735.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
New York Municipal Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

July 31, 2008

Class A, Class T, Class B, and Class C are classes of Fidelity® New York Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 to July 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Class A
Actual	$ 1,000.00	$ 993.00	$ 3.72
Hypothetical A	$ 1,000.00	$ 1,021.13	$ 3.77
Class T
Actual	$ 1,000.00	$ 993.10	$ 3.62
HypotheticalA	$ 1,000.00	$ 1,021.23	$ 3.67
Class B
Actual	$ 1,000.00	$ 988.90	$ 7.02
HypotheticalA	$ 1,000.00	$ 1,017.80	$ 7.12
	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Class C
Actual	$ 1,000.00	$ 989.20	$ 7.52
HypotheticalA	$ 1,000.00	$ 1,017.30	$ 7.62
New York Municipal Income
Actual	$ 1,000.00	$ 993.60	$ 2.33
HypotheticalA	$ 1,000.00	$ 1,022.53	$ 2.36
Institutional Class
Actual	$ 1,000.00	$ 993.60	$ 2.28
HypotheticalA	$ 1,000.00	$ 1,022.58	$ 2.31

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.75%
Class T	.73%
Class B	1.42%
Class C	1.52%
New York Municipal Income	.47%
Institutional Class	.46%

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.2	38.4
Special Tax	22.3	21.9
Transportation	12.3	8.9
Water & Sewer	11.6	13.0
Education	6.6	6.3
Weighted Average Maturity as of July 31, 2008
		6 months ago
Years	8.1	6.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2008
6 months ago
Years	7.7	7.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2008	As of January 31, 2008
AAA 20.0%	AAA 59.2%
AA,A 75.2%	AA,A 37.5%
BBB 1.9%	BBB 1.6%
BB and Below 1.1%	BB and Below 0.7%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 1,100	$ 1,101
New York - 93.3%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	3,089
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,176
5.25% 11/1/17	1,400	1,514
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/16 (FSA Insured)	2,965	3,238
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series A1, 5% 8/1/12	500	528
Series A2, 5% 8/1/11	750	787
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,730
5% 9/1/16 (FGIC Insured)	1,680	1,737
5% 9/1/17 (FGIC Insured)	1,000	1,029
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,753
5.75% 5/1/20 (FSA Insured)	1,400	1,505
5.75% 5/1/21 (FSA Insured)	1,755	1,886
5.75% 5/1/22 (FSA Insured)	4,900	5,267
5.75% 5/1/23 (FSA Insured)	1,000	1,075
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,565
5.75% 5/1/19 (FSA Insured)	5,000	5,479
5.75% 5/1/23 (FSA Insured)	9,620	10,501
5.75% 5/1/25 (FSA Insured)	2,000	2,179
5.75% 5/1/26 (FSA Insured)	8,985	9,760
Series A, 5.75% 5/1/27 (FSA Insured)	5,000	5,391
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,586
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,078
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,679
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10 (a)	7,000	6,974
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5.25% 12/1/20 (FGIC Insured)	$ 17,780	$ 18,543
Series B, 5% 12/1/35	3,000	2,943
Series C, 5% 9/1/35	5,000	4,905
Series E, 5% 12/1/17 (FGIC Insured)	10,000	10,535
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,140
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,156
Series A, 5.5% 7/1/20 (MBIA Insured)	3,000	3,178
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,198
5.5% 7/1/23 (MBIA Insured)	5,000	5,263
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (b)	1,000	1,045
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,552
5% 8/1/13	1,650	1,701
(Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,022
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	100	101
Series 2001 B, 5.875% 11/1/11	700	713
Series 2001 C, 5.625% 11/1/10	395	395
Series 2001 D, 5.625% 11/1/10	1,225	1,284
Nassau County Interim Fin. Auth. Series 2003 A, 5% 11/15/18 (AMBAC Insured)	4,875	5,128
New York City Gen. Oblig.:
Series 1998 H, 5.5% 8/1/12	8,065	8,158
Series 2000 A, 6.5% 5/15/11	195	209
Series 2002 A, 5.75% 8/1/14	5,000	5,447
Series 2002 B:
5.75% 8/1/14	3,000	3,268
5.75% 8/1/15	3,500	3,811
Series 2002 C, 5.5% 8/1/13	10,500	11,429
Series 2003 A:
5.5% 8/1/14	3,205	3,493
5.5% 8/1/20 (MBIA Insured)	7,000	7,422
Series 2003 E, 5.25% 8/1/14	3,390	3,656
Series 2003 J:
5.5% 6/1/18 (MBIA Insured)	3,575	3,813
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2003 J:
5.5% 6/1/19	$ 2,395	$ 2,565
5.5% 6/1/20 (AMBAC Insured)	6,000	6,353
Series 2004 B, 5.25% 8/1/15	9,855	10,658
Series 2005 F, 5.25% 8/1/12	2,000	2,122
Series 2005 F1, 5.25% 9/1/14	3,000	3,271
Series 2005 G:
5.25% 8/1/16	9,010	9,857
5.625% 8/1/13 (MBIA Insured)	3,000	3,253
Series 2008 D1, 5.125% 12/1/23	5,000	5,208
Series A:
5% 8/1/19	3,000	3,131
5.25% 11/1/14 (MBIA Insured)	1,350	1,434
Series B, 6.5% 8/15/11	1,000	1,100
Series C, 5% 1/1/15	7,000	7,523
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,717
Series I-1, 5% 4/1/17	7,215	7,691
Series O, 5% 6/1/22	5,000	5,127
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,763
5.5% 2/15/17 (FSA Insured)	3,000	3,174
5.5% 2/15/18 (FSA Insured)	2,500	2,639
5.5% 2/15/19 (FSA Insured)	1,250	1,317
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	500	526
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,293
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (b)	1,750	1,761
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	4,003
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	16,744
Series 2003 E, 5% 6/15/34	2,000	2,011
Series 2005 D:
5% 6/15/37	16,090	16,182
5% 6/15/38	20,050	20,164
5% 6/15/39	2,800	2,814
Series A:
5% 6/15/32	5,000	5,020
5.125% 6/15/34 (MBIA Insured)	4,200	4,262
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series A:
5.375% 6/15/15 (FGIC Insured)	$ 7,000	$ 7,457
Series AA, 5% 6/15/27	10,000	10,237
Series D, 5% 6/15/39 (AMBAC Insured)	3,755	3,770
Series E, 5% 6/15/38	2,975	2,988
Series G:
5.125% 6/15/32	3,000	3,026
5.125% 6/15/32 (FGIC Insured)	4,750	4,793
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36 (FGIC Insured)	3,000	2,991
Series 2008 S1, 5% 1/15/34	15,000	14,957
New York City Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	1,100	1,154
Series 2003 D:
5% 2/1/31	20,025	20,177
5.25% 2/1/17 (MBIA Insured)	9,385	10,009
5.25% 2/1/19 (MBIA Insured)	8,075	8,547
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,773
5.25% 2/1/17 (FGIC Insured)	5,975	6,335
Series 2004 C:
5% 2/1/28	15,000	15,223
5% 2/1/33 (FGIC Insured)	7,350	7,427
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,164
Series B:
5% 8/1/32	5,000	5,039
5.25% 8/1/19	3,000	3,181
Series C, 5.375% 2/1/17	1,000	1,052
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,276
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,240
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (Assured Guaranty Corp. Insured)	48,000	46,285
New York Dorm. Auth. Personal Income Tax Rev.:
(Ref. Ed. Proj.) Series B, 5.5% 3/15/22 (AMBAC Insured)	7,025	7,802
Series 2006 C, 5% 12/15/31	10,000	10,143
New York Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.) 6% 7/1/10 (Escrowed to Maturity) (c)	25	27
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	$ 6,000	$ 6,444
5.75% 7/1/13 (AMBAC Insured)	3,000	3,213
Series C, 7.5% 7/1/10	2,695	2,859
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,140
6% 7/1/21 (MBIA Insured)	2,500	2,907
(Columbia Univ. Proj.) 5% 7/1/38	5,000	5,078
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,600	2,652
5.85% 8/1/40	9,500	9,696
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20 (AMBAC Insured)	13,000	14,290
5.5% 5/15/21 (AMBAC Insured)	10,000	10,953
5.5% 5/15/28 (AMBAC Insured)	2,700	2,903
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	2,635	2,840
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	1,967
5% 7/1/14	2,510	2,547
Series 2007 A:
5% 7/1/10	1,000	1,016
5% 7/1/11	1,365	1,392
5% 7/1/12	1,530	1,562
(New York Univ. Proj.):
Series 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,178
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	794
5.5% 7/1/19 (AMBAC Insured)	1,705	1,794
5.5% 7/1/20 (AMBAC Insured)	860	904
Series 2008 B, 5.25% 7/1/48	8,000	8,154
Series A, 5.75% 7/1/27 (MBIA Insured)	11,000	12,348
(North Shore Univ. Hosp. Proj.):
Series A:
5% 5/1/19	2,000	2,030
5% 5/1/21	1,315	1,318
5.5% 11/1/14 (MBIA Insured)	1,500	1,656
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Orange Reg'l. Med. Ctr. Proj.):
5.5% 12/1/12	$ 3,125	$ 3,195
6.125% 12/1/29	1,000	980
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,556
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,605
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,776
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	537
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (MBIA Insured)	18,915	18,941
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	8,855	9,560
Series B, 7.5% 5/15/11	1,035	1,148
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,181
5% 7/1/39	16,505	16,224
(Upstate Cmnty. Colleges Proj.) Series 2005 B, 5.5% 7/1/22 (FGIC Insured)	10,090	11,113
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,162
6% 7/1/15	1,160	1,226
6% 7/1/16	1,230	1,295
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/14 (AMBAC Insured)	500	529
5.375% 7/1/16 (AMBAC Insured)	670	703
5.375% 7/1/17 (AMBAC Insured)	370	387
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	1,135	1,205
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,115
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,047
6% 10/1/29 (MBIA Insured)	5,600	6,132
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,568
5.25% 7/1/21 (MBIA Insured)	1,745	1,851
5.25% 7/1/22 (MBIA Insured)	1,835	1,940
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,056
Series B:
5.25%, tender 5/15/12 (a)	10,415	11,009
6%, tender 5/15/12 (a)	11,000	11,956
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	$ 500	$ 529
Series 2002 D:
5% 6/15/20	20,150	20,754
5.125% 6/15/31	6,900	6,985
5.375% 6/15/19	5,250	5,502
Series 2002 G, 5.25% 10/15/20	1,255	1,295
Series 2003 C, 5.25% 7/15/17	2,410	2,539
Series 2004 F, 5% 6/15/34	4,825	4,886
(Pooled Fing. Prog.) Series I, 5.25% 9/15/17	2,395	2,528
Series 2004 D, 5% 2/15/34	12,150	12,339
Series B, 5.5% 10/15/21	3,985	4,484
Series C, 5.25% 6/15/16	3,500	3,651
Series I, 5% 6/15/24	2,000	2,049
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	190	190
Series C, 5.85% 7/15/15	30	30
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,199
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (c)	1,105	1,182
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.):
Series 2004 A, 5.25% 9/15/16 (MBIA Insured)	1,780	1,923
Series 2008 A, 5% 3/15/34	10,000	10,131
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 5.5% 11/15/26 (FSA Insured)	13,575	14,313
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,453
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,489
Series 2003 B, 5.25% 11/15/18 (FGIC Insured)	4,000	4,226
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,212
Series 2005 B, 5% 11/15/35 (MBIA Insured)	3,300	3,300
Series 2007 B:
5% 11/15/26	8,185	8,281
5% 11/15/28	6,475	6,503
Series 2008 A, 5.25% 11/15/36	15,000	15,152
New York Pwr. Auth. Series A, 5.25% 11/15/40	25,860	26,212
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,218
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	$ 10,000	$ 10,634
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,844
5.25% 1/1/27 (FSA Insured)	6,570	6,879
Series 2007 H:
5% 1/1/21 (MBIA Insured)	5,755	6,087
5% 1/1/25 (FGIC Insured)	13,000	13,403
5% 1/1/26 (FGIC Insured)	4,000	4,106
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B, 5% 4/1/17 (FGIC Insured)	10,000	10,694
Series B:
5% 4/1/27	10,000	10,243
5.5% 4/1/20 (AMBAC Insured)	44,375	49,643
New York Thruway Auth. Personal Income Tax Rev.:
Series 2007 A, 5.25% 3/15/25	8,000	8,469
Series A:
5.25% 3/15/24	4,180	4,444
5.25% 3/15/26	12,080	12,732
New York Thruway Auth. Svc. Contract Rev. 5.5% 4/1/15	6,200	6,615
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series A, 5.5%, tender 1/1/11 (a)	1,880	1,978
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	10,324
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (MBIA Insured)	5,000	5,553
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	25,545
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,462
5% 1/1/24 (FSA Insured)	5,975	6,234
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/10 (Escrowed to Maturity) (c)	95	103
7.5% 3/1/11 (Escrowed to Maturity) (c)	105	118
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	114
7.5% 3/1/16 (MBIA Insured)	970	1,181
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	128
7.5% 3/1/17 (MBIA Insured)	1,100	1,354
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	$ 1,000	$ 1,042
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series A, 5% 12/1/10	1,095	1,121
Series B, 5.25% 12/1/32	680	624
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) 5% 7/1/15	1,005	1,079
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,403
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,179
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,338
5.25% 6/1/22 (AMBAC Insured)	5,270	5,391
5.5% 6/1/14	13,125	13,336
5.5% 6/1/15	6,700	6,922
5.5% 6/1/16	17,500	18,037
5.5% 6/1/17	7,000	7,260
5.5% 6/1/18 (MBIA Insured)	3,000	3,131
5.5% 6/1/19	4,600	4,838
Series C1:
5% 6/1/11	405	406
5.5% 6/1/14	5,000	5,082
5.5% 6/1/15	11,800	12,191
5.5% 6/1/16	10,000	10,410
5.5% 6/1/17	5,700	5,912
5.5% 6/1/18	3,800	3,979
5.5% 6/1/19	13,620	14,324
5.5% 6/1/20	16,000	16,770
5.5% 6/1/21	12,070	12,593
5.5% 6/1/22	9,700	10,094
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	3,320	3,454
Series 2002 A, 5.25% 1/1/19	1,100	1,145
Series 2005 A, 5.125% 1/1/22	5,290	5,430
Series 2007 A, 5% 11/15/27	6,410	6,567
Series A:
5% 1/1/32	3,010	3,024
5% 1/1/32 (MBIA Insured)	1,455	1,467
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (c)	$ 2,000	$ 2,188
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (c)	2,000	2,188
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (c)	5,015	5,645
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (c)	325	332
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (c)	1,000	1,114
6.125% 1/1/21 (Escrowed to Maturity) (c)	3,205	3,809
5% 11/15/37	13,000	13,099
5.25% 11/15/38	14,500	14,946
5.5% 11/15/19 (MBIA Insured)	1,000	1,122
		1,470,966
New York & New Jersey - 3.6%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,032
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	4,175	3,978
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,547
134th Series, 5% 1/15/39	10,000	10,055
136th Series, 5.25% 11/1/16 (MBIA Insured) (b)	4,510	4,714
138th Series, 5% 12/1/13 (FGIC Insured) (b)	4,500	4,749
141st Series, 5% 9/1/18 (AMBAC Insured) (b)	6,045	6,117
147th Series, 5% 10/15/17 (FGIC Insured) (b)	5,000	5,131
85th Series, 5.375% 3/1/28	6,205	6,633
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (b)	5,000	5,420
		57,376
Puerto Rico - 1.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,087
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/27 (AMBAC Insured)	1,000	1,028
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (MBIA Insured)	4,150	4,315
Series 2007 A, 5.5% 7/1/19 (MBIA Insured)	5,000	5,199
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,565
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,048
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	$ 1,000	$ 1,053
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A, 0% 8/1/41 (FGIC Insured)	9,000	1,224
		18,519
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $1,557,620)	1,547,962
NET OTHER ASSETS - 1.8%	28,884
NET ASSETS - 100%	$ 1,576,846
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.847% and pay quarterly a floating rate based on SIFMA Municipal Swap Index with Citibank	Dec. 2018	$ 15,000	422
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,547,962	$ -	$ 1,547,962	$ -
Other Financial Instruments*	$ 422	$ -	$ 422	$ -
*Other financial instruments include Swap Agreements.
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	35.2%
Special Tax	22.3%
Transportation	12.3%
Water & Sewer	11.6%
Education	6.6%
Others* (individually less than 5%)	12.0%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,557,620)		$ 1,547,962
Cash		8,508
Receivable for investments sold		2,342
Receivable for fund shares sold		2,148
Interest receivable		18,585
Swap agreements, at value		422
Prepaid expenses		1
Other receivables		58
Total assets		1,580,026

Liabilities
Payable for fund shares redeemed	$ 904
Distributions payable	1,381
Accrued management fee	481
Transfer agent fee payable	275
Distribution fees payable	24
Other affiliated payables	79
Other payables and accrued expenses	36
Total liabilities		3,180

Net Assets		$ 1,576,846
Net Assets consist of:
Paid in capital		$ 1,584,216
Undistributed net investment income		174
Accumulated undistributed net realized gain (loss) on investments		1,692
Net unrealized appreciation (depreciation) on investments		(9,236)
Net Assets		$ 1,576,846

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,783 ÷ 1,345.3 shares)	$ 12.48

Maximum offering price per share (100/96.00 of $12.48)	$ 13.00
Class T: Net Asset Value and redemption price per share ($5,724 ÷ 458.4 shares)	$ 12.49

Maximum offering price per share (100/96.00 of $12.49)	$ 13.01
Class B: Net Asset Value and offering price per share ($7,676 ÷ 615.5 shares)A	$ 12.47

Class C: Net Asset Value and offering price per share ($16,929 ÷ 1,356.9 shares)A	$ 12.48

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,526,660 ÷ 122,336.1 shares)	$ 12.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,074 ÷ 246.5 shares)	$ 12.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands		Six months ended July 31, 2008 (Unaudited)

Investment Income
Interest		$ 33,097

Expenses
Management fee	$ 2,840
Transfer agent fees	545
Distribution fees	141
Accounting fees and expenses	147
Custodian fees and expenses	11
Independent trustees' compensation	3
Registration fees	68
Audit	26
Legal	3
Miscellaneous	5
Total expenses before reductions	3,789
Expense reductions	(125)	3,664
Net investment income		29,433
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,796
Change in net unrealized appreciation (depreciation) on: Investment securities	(40,780)
Swap agreements	(103)
Total change in net unrealized appreciation (depreciation)		(40,883)
Net gain (loss)		(39,087)
Net increase (decrease) in net assets resulting from operations		$ (9,654)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2008 (Unaudited)	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 29,433	$ 55,222
Net realized gain (loss)	1,796	4,123
Change in net unrealized appreciation (depreciation)	(40,883)	10,830
Net increase (decrease) in net assets resulting from operations	(9,654)	70,175
Distributions to shareholders from net investment income	(29,421)	(55,204)
Distributions to shareholders from net realized gain	(840)	(3,939)
Total distributions	(30,261)	(59,143)
Share transactions - net increase (decrease)	93,713	63,058
Redemption fees	19	18
Total increase (decrease) in net assets	53,817	74,108

Net Assets
Beginning of period	1,523,029	1,448,921
End of period (including undistributed net investment income of $174 and undistributed net investment income of $162, respectively)	$ 1,576,846	$ 1,523,029

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Income from Investment Operations
Net investment incomeE	.221	.446	.464	.483	.504	.524
Net realized and unrealized gain (loss)	(.313)	.134	.002	(.227)	.101	.285
Total from investment operations	(.092)	.580	.466	.256	.605	.809
Distributions from net investment income	(.221)	(.446)	(.464)	(.481)	(.507)	(.523)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.228)	(.480)	(.576)	(.606)	(.685)	(.809)
Redemption fees added to paid in capitalE, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.48	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Total ReturnB, C, D	(.70)%	4.67%	3.72%	2.00%	4.72%	6.25%
Ratios to Average Net Assets F
Expenses before reductions	.75%A	.73%	.66%	.67%	.68%	.67%
Expenses net of fee waivers, if any	.75%A	.73%	.66%	.67%	.68%	.67%
Expenses net of all reductions	.73%A	.70%	.63%	.64%	.67%	.66%
Net investment income	3.55%A	3.52%	3.65%	3.73%	3.85%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 13	$ 11	$ 6	$ 6	$ 5
Portfolio turnover rate	16%A	13%	23%	28%	22%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24
Income from Investment Operations
Net investment incomeE	.223	.446	.455	.472	.494	.509
Net realized and unrealized gain (loss)	(.313)	.134	.001	(.217)	.090	.296
Total from investment operations	(.090)	.580	.456	.255	.584	.805
Distributions from net investment income	(.223)	(.446)	(.454)	(.470)	(.496)	(.509)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.230)	(.480)	(.566)	(.595)	(.674)	(.795)
Redemption fees added to paid in capitalE, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.49	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25
Total ReturnB, C, D	(.69)%	4.67%	3.64%	1.99%	4.55%	6.21%
Ratios to Average Net Assets F
Expenses before reductions	.73%A	.72%	.74%	.75%	.76%	.78%
Expenses net of fee waivers, if any	.73%A	.72%	.74%	.75%	.76%	.78%
Expenses net of all reductions	.71%A	.70%	.71%	.72%	.75%	.77%
Net investment income	3.57%A	3.53%	3.57%	3.65%	3.77%	3.82%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 5	$ 4	$ 3	$ 2	$ 2
Portfolio turnover rate	16%A	13%	23%	28%	22%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31,2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Income from Investment Operations
Net investment incomeE	.180	.358	.366	.384	.405	.423
Net realized and unrealized gain (loss)	(.323)	.134	.002	(.227)	.100	.286
Total from investment operations	(.143)	.492	.368	.157	.505	.709
Distributions from net investment income	(.180)	(.358)	(.366)	(.382)	(.407)	(.423)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.187)	(.392)	(.478)	(.507)	(.585)	(.709)
Redemption fees added to paid in capitalE, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.47	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Total ReturnB, C, D	(1.11)%	3.95%	2.93%	1.22%	3.93%	5.45%
Ratios to Average Net AssetsF
Expenses before reductions	1.42%A	1.42%	1.43%	1.43%	1.44%	1.42%
Expenses net of fee waivers, if any	1.42%A	1.42%	1.43%	1.43%	1.44%	1.42%
Expenses net of all reductions	1.40%A	1.40%	1.40%	1.41%	1.43%	1.41%
Net investment income	2.87%A	2.83%	2.88%	2.96%	3.09%	3.18%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 8	$ 9	$ 10	$ 10	$ 10
Portfolio turnover rate	16%A	13%	23%	28%	22%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Income from Investment Operations
Net investment incomeE	.173	.347	.355	.373	.394	.410
Net realized and unrealized gain (loss)	(.313)	.134	.002	(.228)	.100	.286
Total from investment operations	(.140)	.481	.357	.145	.494	.696
Distributions from net investment income	(.173)	(.347)	(.355)	(.370)	(.396)	(.410)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.180)	(.381)	(.467)	(.495)	(.574)	(.696)
Redemption fees added to paid in capitalE, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.48	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Total ReturnB, C, D	(1.08)%	3.86%	2.84%	1.14%	3.84%	5.35%
Ratios to Average Net AssetsF
Expenses before reductions	1.52%A	1.51%	1.52%	1.52%	1.52%	1.51%
Expenses net of fee waivers, if any	1.52%A	1.51%	1.52%	1.52%	1.52%	1.51%
Expenses net of all reductions	1.50%A	1.48%	1.49%	1.49%	1.51%	1.51%
Net investment income	2.78%A	2.74%	2.79%	2.88%	3.01%	3.08%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 16	$ 16	$ 20	$ 16	$ 13
Portfolio turnover rate	16%A	13%	23%	28%	22%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York Municipal Income

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24
Income from Investment Operations
Net investment incomeD	.239	.479	.488	.508	.530	.549
Net realized and unrealized gain (loss)	(.323)	.134	.001	(.217)	.091	.295
Total from investment operations	(.084)	.613	.489	.291	.621	.844
Distributions from net investment income	(.239)	(.479)	(.487)	(.506)	(.533)	(.548)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.246)	(.513)	(.599)	(.631)	(.711)	(.834)
Redemption fees added to paid in capitalD, F	-	-	-	-	-	-
Net asset value, end of period	$ 12.48	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25
Total ReturnB, C	(.64)%	4.94%	3.91%	2.27%	4.84%	6.52%
Ratios to Average Net AssetsE
Expenses before reductions	.47%A	.47%	.48%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.47%A	.47%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.45%A	.44%	.45%	.45%	.47%	.48%
Net investment income	3.82%A	3.78%	3.83%	3.92%	4.05%	4.11%
Supplemental Data
Net assets, end of period (in millions)	$ 1,527	$ 1,480	$ 1,407	$ 1,411	$ 1,406	$ 1,428
Portfolio turnover rate	16%A	13%	23%	28%	22%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.25	$ 13.24
Income from Investment Operations
Net investment incomeD	.238	.479	.487	.506	.523	.550
Net realized and unrealized gain (loss)	(.322)	.133	.002	(.227)	.092	.296
Total from investment operations	(.084)	.612	.489	.279	.615	.846
Distributions from net investment income	(.239)	(.478)	(.487)	(.504)	(.527)	(.550)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.246)	(.512)	(.599)	(.629)	(.705)	(.836)
Redemption fees added to paid in capitalD, F	-	-	-	-	-	-
Net asset value, end of period	$ 12.47	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.25
Total ReturnB, C	(.64)%	4.94%	3.91%	2.18%	4.80%	6.53%
Ratios to Average Net AssetsE
Expenses before reductions	.46%A	.47%	.48%	.49%	.53%	.47%
Expenses net of fee waivers, if any	.46%A	.47%	.48%	.49%	.53%	.47%
Expenses net of all reductions	.45%A	.44%	.45%	.46%	.52%	.47%
Net investment income	3.83%A	3.78%	3.83%	3.91%	4.00%	4.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,074	$ 1,995	$ 1,195	$ 898	$ 284	$ 161
Portfolio turnover rate	16%A	13%	23%	28%	22%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, New York Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreignmarkets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of July 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to future transactions, market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 12,495
Unrealized depreciation	(22,006)
Net unrealized appreciation (depreciation)	$ (9,511)
Cost for federal income tax purposes	$ 1,557,473

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $202,612 and $118,530, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 19	$ 1
Class T	0%	.25%	7	-
Class B	.65%	.25%	35	25
Class C	.75%	.25%	80	24
			$ 141	$ 50

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to ..50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7
Class T	1
Class B*	15
Class C*	2
$ 25

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 7.09
Class T	2.07
Class B	4.11
Class C	9.11
New York Municipal Income	522.07
Institutional Class	1.06
	$ 545

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $11 and $113, respectively. During the period, credits reduce each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
New York Municipal Income	$ 1

Semiannual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2008	Year ended January 31, 2008
From net investment income
Class A	$ 262	$ 404
Class T	94	169
Class B	111	241
Class C	224	418
New York Municipal Income	28,685	53,927
Institutional Class	45	45
Total	$ 29,421	$ 55,204
From net realized gain
Class A	$ 8	$ 31
Class T	3	13
Class B	4	23
Class C	8	42
New York Municipal Income	816	3,827
Institutional Class	1	3
Total	$ 840	$ 3,939

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2008	Year ended January 31, 2008	Six months ended July 31, 2008	Year ended January 31, 2008
Class A
Shares sold	379	279	$ 4,785	$ 3,563
Reinvestment of distributions	17	24	206	303
Shares redeemed	(67)	(180)	(837)	(2,273)
Net increase (decrease)	329	123	$ 4,154	$ 1,593

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2008	Year ended January 31, 2008	Six months ended July 31, 2008	Year ended January 31, 2008
Class T
Shares sold	124	164	$ 1,567	$ 2,098
Reinvestment of distributions	6	11	72	134
Shares redeemed	(25)	(112)	(318)	(1,425)
Net increase (decrease)	105	63	$ 1,321	$ 807
Class B
Shares sold	55	48	$ 697	$ 605
Reinvestment of distributions	6	15	80	193
Shares redeemed	(74)	(148)	(935)	(1,883)
Net increase (decrease)	(13)	(85)	$ (158)	$ (1,085)
Class C
Shares sold	250	323	$ 3,146	$ 4,095
Reinvestment of distributions	10	19	119	240
Shares redeemed	(117)	(407)	(1,470)	(5,157)
Net increase (decrease)	143	(65)	$ 1,795	$ (822)
New York Municipal Income
Shares sold	21,470	24,396	$ 269,279	$ 309,298
Reinvestment of distributions	1,688	3,308	21,050	41,932
Shares redeemed	(16,374)	(22,904)	(204,870)	(289,467)
Net increase (decrease)	6,784	4,800	$ 85,459	$ 61,763
Institutional Class
Shares sold	146	130	$ 1,834	$ 1,658
Reinvestment of distributions	2	3	22	36
Shares redeemed	(57)	(71)	(714)	(892)
Net increase (decrease)	91	62	$ 1,142	$ 802

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Fidelity New York Municipal Income (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity New York Municipal Income (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity New York Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity New York Municipal Income (retail class) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that may be taken by FMR to improve the fund's below-benchmark performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity New York Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Institutional Class and Fidelity New York Municipal Income (retail class) ranked below its competitive median for 2007, and the total expenses of Class C ranked equal to its competitive median for 2007. The Board considered that the total expenses of Class C were above the median primarily due to higher transfer agent fees.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASNM-USAN-0908
1.789728.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
New York Municipal Income
Fund - Institutional Class

Semiannual Report

July 31, 2008

Institutional Class is a class of Fidelity® New York Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 to July 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Class A
Actual	$ 1,000.00	$ 993.00	$ 3.72
Hypothetical A	$ 1,000.00	$ 1,021.13	$ 3.77
Class T
Actual	$ 1,000.00	$ 993.10	$ 3.62
HypotheticalA	$ 1,000.00	$ 1,021.23	$ 3.67
Class B
Actual	$ 1,000.00	$ 988.90	$ 7.02
HypotheticalA	$ 1,000.00	$ 1,017.80	$ 7.12
	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Class C
Actual	$ 1,000.00	$ 989.20	$ 7.52
HypotheticalA	$ 1,000.00	$ 1,017.30	$ 7.62
New York Municipal Income
Actual	$ 1,000.00	$ 993.60	$ 2.33
HypotheticalA	$ 1,000.00	$ 1,022.53	$ 2.36
Institutional Class
Actual	$ 1,000.00	$ 993.60	$ 2.28
HypotheticalA	$ 1,000.00	$ 1,022.58	$ 2.31

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.75%
Class T	.73%
Class B	1.42%
Class C	1.52%
New York Municipal Income	.47%
Institutional Class	.46%

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.2	38.4
Special Tax	22.3	21.9
Transportation	12.3	8.9
Water & Sewer	11.6	13.0
Education	6.6	6.3
Weighted Average Maturity as of July 31, 2008
		6 months ago
Years	8.1	6.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2008
6 months ago
Years	7.7	7.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2008	As of January 31, 2008
AAA 20.0%	AAA 59.2%
AA,A 75.2%	AA,A 37.5%
BBB 1.9%	BBB 1.6%
BB and Below 1.1%	BB and Below 0.7%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 1,100	$ 1,101
New York - 93.3%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	3,089
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,176
5.25% 11/1/17	1,400	1,514
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/16 (FSA Insured)	2,965	3,238
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series A1, 5% 8/1/12	500	528
Series A2, 5% 8/1/11	750	787
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,730
5% 9/1/16 (FGIC Insured)	1,680	1,737
5% 9/1/17 (FGIC Insured)	1,000	1,029
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,753
5.75% 5/1/20 (FSA Insured)	1,400	1,505
5.75% 5/1/21 (FSA Insured)	1,755	1,886
5.75% 5/1/22 (FSA Insured)	4,900	5,267
5.75% 5/1/23 (FSA Insured)	1,000	1,075
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,565
5.75% 5/1/19 (FSA Insured)	5,000	5,479
5.75% 5/1/23 (FSA Insured)	9,620	10,501
5.75% 5/1/25 (FSA Insured)	2,000	2,179
5.75% 5/1/26 (FSA Insured)	8,985	9,760
Series A, 5.75% 5/1/27 (FSA Insured)	5,000	5,391
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,586
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,078
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,679
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10 (a)	7,000	6,974
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5.25% 12/1/20 (FGIC Insured)	$ 17,780	$ 18,543
Series B, 5% 12/1/35	3,000	2,943
Series C, 5% 9/1/35	5,000	4,905
Series E, 5% 12/1/17 (FGIC Insured)	10,000	10,535
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,140
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,156
Series A, 5.5% 7/1/20 (MBIA Insured)	3,000	3,178
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,198
5.5% 7/1/23 (MBIA Insured)	5,000	5,263
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (b)	1,000	1,045
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,552
5% 8/1/13	1,650	1,701
(Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,022
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	100	101
Series 2001 B, 5.875% 11/1/11	700	713
Series 2001 C, 5.625% 11/1/10	395	395
Series 2001 D, 5.625% 11/1/10	1,225	1,284
Nassau County Interim Fin. Auth. Series 2003 A, 5% 11/15/18 (AMBAC Insured)	4,875	5,128
New York City Gen. Oblig.:
Series 1998 H, 5.5% 8/1/12	8,065	8,158
Series 2000 A, 6.5% 5/15/11	195	209
Series 2002 A, 5.75% 8/1/14	5,000	5,447
Series 2002 B:
5.75% 8/1/14	3,000	3,268
5.75% 8/1/15	3,500	3,811
Series 2002 C, 5.5% 8/1/13	10,500	11,429
Series 2003 A:
5.5% 8/1/14	3,205	3,493
5.5% 8/1/20 (MBIA Insured)	7,000	7,422
Series 2003 E, 5.25% 8/1/14	3,390	3,656
Series 2003 J:
5.5% 6/1/18 (MBIA Insured)	3,575	3,813
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2003 J:
5.5% 6/1/19	$ 2,395	$ 2,565
5.5% 6/1/20 (AMBAC Insured)	6,000	6,353
Series 2004 B, 5.25% 8/1/15	9,855	10,658
Series 2005 F, 5.25% 8/1/12	2,000	2,122
Series 2005 F1, 5.25% 9/1/14	3,000	3,271
Series 2005 G:
5.25% 8/1/16	9,010	9,857
5.625% 8/1/13 (MBIA Insured)	3,000	3,253
Series 2008 D1, 5.125% 12/1/23	5,000	5,208
Series A:
5% 8/1/19	3,000	3,131
5.25% 11/1/14 (MBIA Insured)	1,350	1,434
Series B, 6.5% 8/15/11	1,000	1,100
Series C, 5% 1/1/15	7,000	7,523
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,717
Series I-1, 5% 4/1/17	7,215	7,691
Series O, 5% 6/1/22	5,000	5,127
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,763
5.5% 2/15/17 (FSA Insured)	3,000	3,174
5.5% 2/15/18 (FSA Insured)	2,500	2,639
5.5% 2/15/19 (FSA Insured)	1,250	1,317
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	500	526
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,293
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (b)	1,750	1,761
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	4,003
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	16,744
Series 2003 E, 5% 6/15/34	2,000	2,011
Series 2005 D:
5% 6/15/37	16,090	16,182
5% 6/15/38	20,050	20,164
5% 6/15/39	2,800	2,814
Series A:
5% 6/15/32	5,000	5,020
5.125% 6/15/34 (MBIA Insured)	4,200	4,262
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series A:
5.375% 6/15/15 (FGIC Insured)	$ 7,000	$ 7,457
Series AA, 5% 6/15/27	10,000	10,237
Series D, 5% 6/15/39 (AMBAC Insured)	3,755	3,770
Series E, 5% 6/15/38	2,975	2,988
Series G:
5.125% 6/15/32	3,000	3,026
5.125% 6/15/32 (FGIC Insured)	4,750	4,793
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36 (FGIC Insured)	3,000	2,991
Series 2008 S1, 5% 1/15/34	15,000	14,957
New York City Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	1,100	1,154
Series 2003 D:
5% 2/1/31	20,025	20,177
5.25% 2/1/17 (MBIA Insured)	9,385	10,009
5.25% 2/1/19 (MBIA Insured)	8,075	8,547
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,773
5.25% 2/1/17 (FGIC Insured)	5,975	6,335
Series 2004 C:
5% 2/1/28	15,000	15,223
5% 2/1/33 (FGIC Insured)	7,350	7,427
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,164
Series B:
5% 8/1/32	5,000	5,039
5.25% 8/1/19	3,000	3,181
Series C, 5.375% 2/1/17	1,000	1,052
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,276
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,240
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (Assured Guaranty Corp. Insured)	48,000	46,285
New York Dorm. Auth. Personal Income Tax Rev.:
(Ref. Ed. Proj.) Series B, 5.5% 3/15/22 (AMBAC Insured)	7,025	7,802
Series 2006 C, 5% 12/15/31	10,000	10,143
New York Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.) 6% 7/1/10 (Escrowed to Maturity) (c)	25	27
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	$ 6,000	$ 6,444
5.75% 7/1/13 (AMBAC Insured)	3,000	3,213
Series C, 7.5% 7/1/10	2,695	2,859
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,140
6% 7/1/21 (MBIA Insured)	2,500	2,907
(Columbia Univ. Proj.) 5% 7/1/38	5,000	5,078
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,600	2,652
5.85% 8/1/40	9,500	9,696
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20 (AMBAC Insured)	13,000	14,290
5.5% 5/15/21 (AMBAC Insured)	10,000	10,953
5.5% 5/15/28 (AMBAC Insured)	2,700	2,903
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	2,635	2,840
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	1,967
5% 7/1/14	2,510	2,547
Series 2007 A:
5% 7/1/10	1,000	1,016
5% 7/1/11	1,365	1,392
5% 7/1/12	1,530	1,562
(New York Univ. Proj.):
Series 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,178
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	794
5.5% 7/1/19 (AMBAC Insured)	1,705	1,794
5.5% 7/1/20 (AMBAC Insured)	860	904
Series 2008 B, 5.25% 7/1/48	8,000	8,154
Series A, 5.75% 7/1/27 (MBIA Insured)	11,000	12,348
(North Shore Univ. Hosp. Proj.):
Series A:
5% 5/1/19	2,000	2,030
5% 5/1/21	1,315	1,318
5.5% 11/1/14 (MBIA Insured)	1,500	1,656
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Orange Reg'l. Med. Ctr. Proj.):
5.5% 12/1/12	$ 3,125	$ 3,195
6.125% 12/1/29	1,000	980
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,556
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,605
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,776
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	537
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (MBIA Insured)	18,915	18,941
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	8,855	9,560
Series B, 7.5% 5/15/11	1,035	1,148
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,181
5% 7/1/39	16,505	16,224
(Upstate Cmnty. Colleges Proj.) Series 2005 B, 5.5% 7/1/22 (FGIC Insured)	10,090	11,113
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,162
6% 7/1/15	1,160	1,226
6% 7/1/16	1,230	1,295
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/14 (AMBAC Insured)	500	529
5.375% 7/1/16 (AMBAC Insured)	670	703
5.375% 7/1/17 (AMBAC Insured)	370	387
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	1,135	1,205
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,115
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,047
6% 10/1/29 (MBIA Insured)	5,600	6,132
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,568
5.25% 7/1/21 (MBIA Insured)	1,745	1,851
5.25% 7/1/22 (MBIA Insured)	1,835	1,940
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,056
Series B:
5.25%, tender 5/15/12 (a)	10,415	11,009
6%, tender 5/15/12 (a)	11,000	11,956
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	$ 500	$ 529
Series 2002 D:
5% 6/15/20	20,150	20,754
5.125% 6/15/31	6,900	6,985
5.375% 6/15/19	5,250	5,502
Series 2002 G, 5.25% 10/15/20	1,255	1,295
Series 2003 C, 5.25% 7/15/17	2,410	2,539
Series 2004 F, 5% 6/15/34	4,825	4,886
(Pooled Fing. Prog.) Series I, 5.25% 9/15/17	2,395	2,528
Series 2004 D, 5% 2/15/34	12,150	12,339
Series B, 5.5% 10/15/21	3,985	4,484
Series C, 5.25% 6/15/16	3,500	3,651
Series I, 5% 6/15/24	2,000	2,049
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	190	190
Series C, 5.85% 7/15/15	30	30
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,199
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (c)	1,105	1,182
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.):
Series 2004 A, 5.25% 9/15/16 (MBIA Insured)	1,780	1,923
Series 2008 A, 5% 3/15/34	10,000	10,131
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 5.5% 11/15/26 (FSA Insured)	13,575	14,313
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,453
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,489
Series 2003 B, 5.25% 11/15/18 (FGIC Insured)	4,000	4,226
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,212
Series 2005 B, 5% 11/15/35 (MBIA Insured)	3,300	3,300
Series 2007 B:
5% 11/15/26	8,185	8,281
5% 11/15/28	6,475	6,503
Series 2008 A, 5.25% 11/15/36	15,000	15,152
New York Pwr. Auth. Series A, 5.25% 11/15/40	25,860	26,212
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,218
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	$ 10,000	$ 10,634
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,844
5.25% 1/1/27 (FSA Insured)	6,570	6,879
Series 2007 H:
5% 1/1/21 (MBIA Insured)	5,755	6,087
5% 1/1/25 (FGIC Insured)	13,000	13,403
5% 1/1/26 (FGIC Insured)	4,000	4,106
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B, 5% 4/1/17 (FGIC Insured)	10,000	10,694
Series B:
5% 4/1/27	10,000	10,243
5.5% 4/1/20 (AMBAC Insured)	44,375	49,643
New York Thruway Auth. Personal Income Tax Rev.:
Series 2007 A, 5.25% 3/15/25	8,000	8,469
Series A:
5.25% 3/15/24	4,180	4,444
5.25% 3/15/26	12,080	12,732
New York Thruway Auth. Svc. Contract Rev. 5.5% 4/1/15	6,200	6,615
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series A, 5.5%, tender 1/1/11 (a)	1,880	1,978
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	10,324
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (MBIA Insured)	5,000	5,553
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	25,545
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,462
5% 1/1/24 (FSA Insured)	5,975	6,234
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/10 (Escrowed to Maturity) (c)	95	103
7.5% 3/1/11 (Escrowed to Maturity) (c)	105	118
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	114
7.5% 3/1/16 (MBIA Insured)	970	1,181
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	128
7.5% 3/1/17 (MBIA Insured)	1,100	1,354
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	$ 1,000	$ 1,042
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series A, 5% 12/1/10	1,095	1,121
Series B, 5.25% 12/1/32	680	624
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) 5% 7/1/15	1,005	1,079
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,403
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,179
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,338
5.25% 6/1/22 (AMBAC Insured)	5,270	5,391
5.5% 6/1/14	13,125	13,336
5.5% 6/1/15	6,700	6,922
5.5% 6/1/16	17,500	18,037
5.5% 6/1/17	7,000	7,260
5.5% 6/1/18 (MBIA Insured)	3,000	3,131
5.5% 6/1/19	4,600	4,838
Series C1:
5% 6/1/11	405	406
5.5% 6/1/14	5,000	5,082
5.5% 6/1/15	11,800	12,191
5.5% 6/1/16	10,000	10,410
5.5% 6/1/17	5,700	5,912
5.5% 6/1/18	3,800	3,979
5.5% 6/1/19	13,620	14,324
5.5% 6/1/20	16,000	16,770
5.5% 6/1/21	12,070	12,593
5.5% 6/1/22	9,700	10,094
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	3,320	3,454
Series 2002 A, 5.25% 1/1/19	1,100	1,145
Series 2005 A, 5.125% 1/1/22	5,290	5,430
Series 2007 A, 5% 11/15/27	6,410	6,567
Series A:
5% 1/1/32	3,010	3,024
5% 1/1/32 (MBIA Insured)	1,455	1,467
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (c)	$ 2,000	$ 2,188
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (c)	2,000	2,188
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (c)	5,015	5,645
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (c)	325	332
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (c)	1,000	1,114
6.125% 1/1/21 (Escrowed to Maturity) (c)	3,205	3,809
5% 11/15/37	13,000	13,099
5.25% 11/15/38	14,500	14,946
5.5% 11/15/19 (MBIA Insured)	1,000	1,122
		1,470,966
New York & New Jersey - 3.6%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,032
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	4,175	3,978
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,547
134th Series, 5% 1/15/39	10,000	10,055
136th Series, 5.25% 11/1/16 (MBIA Insured) (b)	4,510	4,714
138th Series, 5% 12/1/13 (FGIC Insured) (b)	4,500	4,749
141st Series, 5% 9/1/18 (AMBAC Insured) (b)	6,045	6,117
147th Series, 5% 10/15/17 (FGIC Insured) (b)	5,000	5,131
85th Series, 5.375% 3/1/28	6,205	6,633
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (b)	5,000	5,420
		57,376
Puerto Rico - 1.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,087
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/27 (AMBAC Insured)	1,000	1,028
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (MBIA Insured)	4,150	4,315
Series 2007 A, 5.5% 7/1/19 (MBIA Insured)	5,000	5,199
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,565
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,048
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	$ 1,000	$ 1,053
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A, 0% 8/1/41 (FGIC Insured)	9,000	1,224
		18,519
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $1,557,620)	1,547,962
NET OTHER ASSETS - 1.8%	28,884
NET ASSETS - 100%	$ 1,576,846
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.847% and pay quarterly a floating rate based on SIFMA Municipal Swap Index with Citibank	Dec. 2018	$ 15,000	422
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,547,962	$ -	$ 1,547,962	$ -
Other Financial Instruments*	$ 422	$ -	$ 422	$ -
*Other financial instruments include Swap Agreements.
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	35.2%
Special Tax	22.3%
Transportation	12.3%
Water & Sewer	11.6%
Education	6.6%
Others* (individually less than 5%)	12.0%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,557,620)		$ 1,547,962
Cash		8,508
Receivable for investments sold		2,342
Receivable for fund shares sold		2,148
Interest receivable		18,585
Swap agreements, at value		422
Prepaid expenses		1
Other receivables		58
Total assets		1,580,026

Liabilities
Payable for fund shares redeemed	$ 904
Distributions payable	1,381
Accrued management fee	481
Transfer agent fee payable	275
Distribution fees payable	24
Other affiliated payables	79
Other payables and accrued expenses	36
Total liabilities		3,180

Net Assets		$ 1,576,846
Net Assets consist of:
Paid in capital		$ 1,584,216
Undistributed net investment income		174
Accumulated undistributed net realized gain (loss) on investments		1,692
Net unrealized appreciation (depreciation) on investments		(9,236)
Net Assets		$ 1,576,846

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,783 ÷ 1,345.3 shares)	$ 12.48

Maximum offering price per share (100/96.00 of $12.48)	$ 13.00
Class T: Net Asset Value and redemption price per share ($5,724 ÷ 458.4 shares)	$ 12.49

Maximum offering price per share (100/96.00 of $12.49)	$ 13.01
Class B: Net Asset Value and offering price per share ($7,676 ÷ 615.5 shares)A	$ 12.47

Class C: Net Asset Value and offering price per share ($16,929 ÷ 1,356.9 shares)A	$ 12.48

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,526,660 ÷ 122,336.1 shares)	$ 12.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,074 ÷ 246.5 shares)	$ 12.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended July 31, 2008 (Unaudited)

Investment Income
Interest		$ 33,097

Expenses
Management fee	$ 2,840
Transfer agent fees	545
Distribution fees	141
Accounting fees and expenses	147
Custodian fees and expenses	11
Independent trustees' compensation	3
Registration fees	68
Audit	26
Legal	3
Miscellaneous	5
Total expenses before reductions	3,789
Expense reductions	(125)	3,664
Net investment income		29,433
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,796
Change in net unrealized appreciation (depreciation) on: Investment securities	(40,780)
Swap agreements	(103)
Total change in net unrealized appreciation (depreciation)		(40,883)
Net gain (loss)		(39,087)
Net increase (decrease) in net assets resulting from operations		$ (9,654)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2008 (Unaudited)	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 29,433	$ 55,222
Net realized gain (loss)	1,796	4,123
Change in net unrealized appreciation (depreciation)	(40,883)	10,830
Net increase (decrease) in net assets resulting from operations	(9,654)	70,175
Distributions to shareholders from net investment income	(29,421)	(55,204)
Distributions to shareholders from net realized gain	(840)	(3,939)
Total distributions	(30,261)	(59,143)
Share transactions - net increase (decrease)	93,713	63,058
Redemption fees	19	18
Total increase (decrease) in net assets	53,817	74,108

Net Assets
Beginning of period	1,523,029	1,448,921
End of period (including undistributed net investment income of $174 and undistributed net investment income of $162, respectively)	$ 1,576,846	$ 1,523,029

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Income from Investment Operations
Net investment incomeE	.221	.446	.464	.483	.504	.524
Net realized and unrealized gain (loss)	(.313)	.134	.002	(.227)	.101	.285
Total from investment operations	(.092)	.580	.466	.256	.605	.809
Distributions from net investment income	(.221)	(.446)	(.464)	(.481)	(.507)	(.523)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.228)	(.480)	(.576)	(.606)	(.685)	(.809)
Redemption fees added to paid in capitalE, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.48	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Total ReturnB, C, D	(.70)%	4.67%	3.72%	2.00%	4.72%	6.25%
Ratios to Average Net Assets F
Expenses before reductions	.75%A	.73%	.66%	.67%	.68%	.67%
Expenses net of fee waivers, if any	.75%A	.73%	.66%	.67%	.68%	.67%
Expenses net of all reductions	.73%A	.70%	.63%	.64%	.67%	.66%
Net investment income	3.55%A	3.52%	3.65%	3.73%	3.85%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 13	$ 11	$ 6	$ 6	$ 5
Portfolio turnover rate	16%A	13%	23%	28%	22%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24
Income from Investment Operations
Net investment incomeE	.223	.446	.455	.472	.494	.509
Net realized and unrealized gain (loss)	(.313)	.134	.001	(.217)	.090	.296
Total from investment operations	(.090)	.580	.456	.255	.584	.805
Distributions from net investment income	(.223)	(.446)	(.454)	(.470)	(.496)	(.509)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.230)	(.480)	(.566)	(.595)	(.674)	(.795)
Redemption fees added to paid in capitalE, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.49	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25
Total ReturnB, C, D	(.69)%	4.67%	3.64%	1.99%	4.55%	6.21%
Ratios to Average Net Assets F
Expenses before reductions	.73%A	.72%	.74%	.75%	.76%	.78%
Expenses net of fee waivers, if any	.73%A	.72%	.74%	.75%	.76%	.78%
Expenses net of all reductions	.71%A	.70%	.71%	.72%	.75%	.77%
Net investment income	3.57%A	3.53%	3.57%	3.65%	3.77%	3.82%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 5	$ 4	$ 3	$ 2	$ 2
Portfolio turnover rate	16%A	13%	23%	28%	22%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31,2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Income from Investment Operations
Net investment incomeE	.180	.358	.366	.384	.405	.423
Net realized and unrealized gain (loss)	(.323)	.134	.002	(.227)	.100	.286
Total from investment operations	(.143)	.492	.368	.157	.505	.709
Distributions from net investment income	(.180)	(.358)	(.366)	(.382)	(.407)	(.423)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.187)	(.392)	(.478)	(.507)	(.585)	(.709)
Redemption fees added to paid in capitalE, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.47	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Total ReturnB, C, D	(1.11)%	3.95%	2.93%	1.22%	3.93%	5.45%
Ratios to Average Net AssetsF
Expenses before reductions	1.42%A	1.42%	1.43%	1.43%	1.44%	1.42%
Expenses net of fee waivers, if any	1.42%A	1.42%	1.43%	1.43%	1.44%	1.42%
Expenses net of all reductions	1.40%A	1.40%	1.40%	1.41%	1.43%	1.41%
Net investment income	2.87%A	2.83%	2.88%	2.96%	3.09%	3.18%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 8	$ 9	$ 10	$ 10	$ 10
Portfolio turnover rate	16%A	13%	23%	28%	22%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Income from Investment Operations
Net investment incomeE	.173	.347	.355	.373	.394	.410
Net realized and unrealized gain (loss)	(.313)	.134	.002	(.228)	.100	.286
Total from investment operations	(.140)	.481	.357	.145	.494	.696
Distributions from net investment income	(.173)	(.347)	(.355)	(.370)	(.396)	(.410)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.180)	(.381)	(.467)	(.495)	(.574)	(.696)
Redemption fees added to paid in capitalE, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.48	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Total ReturnB, C, D	(1.08)%	3.86%	2.84%	1.14%	3.84%	5.35%
Ratios to Average Net AssetsF
Expenses before reductions	1.52%A	1.51%	1.52%	1.52%	1.52%	1.51%
Expenses net of fee waivers, if any	1.52%A	1.51%	1.52%	1.52%	1.52%	1.51%
Expenses net of all reductions	1.50%A	1.48%	1.49%	1.49%	1.51%	1.51%
Net investment income	2.78%A	2.74%	2.79%	2.88%	3.01%	3.08%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 16	$ 16	$ 20	$ 16	$ 13
Portfolio turnover rate	16%A	13%	23%	28%	22%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York Municipal Income

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24
Income from Investment Operations
Net investment incomeD	.239	.479	.488	.508	.530	.549
Net realized and unrealized gain (loss)	(.323)	.134	.001	(.217)	.091	.295
Total from investment operations	(.084)	.613	.489	.291	.621	.844
Distributions from net investment income	(.239)	(.479)	(.487)	(.506)	(.533)	(.548)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.246)	(.513)	(.599)	(.631)	(.711)	(.834)
Redemption fees added to paid in capitalD, F	-	-	-	-	-	-
Net asset value, end of period	$ 12.48	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25
Total ReturnB, C	(.64)%	4.94%	3.91%	2.27%	4.84%	6.52%
Ratios to Average Net AssetsE
Expenses before reductions	.47%A	.47%	.48%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.47%A	.47%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.45%A	.44%	.45%	.45%	.47%	.48%
Net investment income	3.82%A	3.78%	3.83%	3.92%	4.05%	4.11%
Supplemental Data
Net assets, end of period (in millions)	$ 1,527	$ 1,480	$ 1,407	$ 1,411	$ 1,406	$ 1,428
Portfolio turnover rate	16%A	13%	23%	28%	22%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.25	$ 13.24
Income from Investment Operations
Net investment incomeD	.238	.479	.487	.506	.523	.550
Net realized and unrealized gain (loss)	(.322)	.133	.002	(.227)	.092	.296
Total from investment operations	(.084)	.612	.489	.279	.615	.846
Distributions from net investment income	(.239)	(.478)	(.487)	(.504)	(.527)	(.550)
Distributions from net realized gain	(.007)	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.246)	(.512)	(.599)	(.629)	(.705)	(.836)
Redemption fees added to paid in capitalD, F	-	-	-	-	-	-
Net asset value, end of period	$ 12.47	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.25
Total ReturnB, C	(.64)%	4.94%	3.91%	2.18%	4.80%	6.53%
Ratios to Average Net AssetsE
Expenses before reductions	.46%A	.47%	.48%	.49%	.53%	.47%
Expenses net of fee waivers, if any	.46%A	.47%	.48%	.49%	.53%	.47%
Expenses net of all reductions	.45%A	.44%	.45%	.46%	.52%	.47%
Net investment income	3.83%A	3.78%	3.83%	3.91%	4.00%	4.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,074	$ 1,995	$ 1,195	$ 898	$ 284	$ 161
Portfolio turnover rate	16%A	13%	23%	28%	22%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, New York Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreignmarkets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of July 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to future transactions, market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 12,495
Unrealized depreciation	(22,006)
Net unrealized appreciation (depreciation)	$ (9,511)
Cost for federal income tax purposes	$ 1,557,473

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $202,612 and $118,530, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 19	$ 1
Class T	0%	.25%	7	-
Class B	.65%	.25%	35	25
Class C	.75%	.25%	80	24
			$ 141	$ 50

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to ..50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7
Class T	1
Class B*	15
Class C*	2
$ 25

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 7.09
Class T	2.07
Class B	4.11
Class C	9.11
New York Municipal Income	522.07
Institutional Class	1.06
	$ 545

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $11 and $113, respectively. During the period, credits reduce each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
New York Municipal Income	$ 1

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2008	Year ended January 31, 2008
From net investment income
Class A	$ 262	$ 404
Class T	94	169
Class B	111	241
Class C	224	418
New York Municipal Income	28,685	53,927
Institutional Class	45	45
Total	$ 29,421	$ 55,204
From net realized gain
Class A	$ 8	$ 31
Class T	3	13
Class B	4	23
Class C	8	42
New York Municipal Income	816	3,827
Institutional Class	1	3
Total	$ 840	$ 3,939

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2008	Year ended January 31, 2008	Six months ended July 31, 2008	Year ended January 31, 2008
Class A
Shares sold	379	279	$ 4,785	$ 3,563
Reinvestment of distributions	17	24	206	303
Shares redeemed	(67)	(180)	(837)	(2,273)
Net increase (decrease)	329	123	$ 4,154	$ 1,593

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10. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2008	Year ended January 31, 2008	Six months ended July 31, 2008	Year ended January 31, 2008
Class T
Shares sold	124	164	$ 1,567	$ 2,098
Reinvestment of distributions	6	11	72	134
Shares redeemed	(25)	(112)	(318)	(1,425)
Net increase (decrease)	105	63	$ 1,321	$ 807
Class B
Shares sold	55	48	$ 697	$ 605
Reinvestment of distributions	6	15	80	193
Shares redeemed	(74)	(148)	(935)	(1,883)
Net increase (decrease)	(13)	(85)	$ (158)	$ (1,085)
Class C
Shares sold	250	323	$ 3,146	$ 4,095
Reinvestment of distributions	10	19	119	240
Shares redeemed	(117)	(407)	(1,470)	(5,157)
Net increase (decrease)	143	(65)	$ 1,795	$ (822)
New York Municipal Income
Shares sold	21,470	24,396	$ 269,279	$ 309,298
Reinvestment of distributions	1,688	3,308	21,050	41,932
Shares redeemed	(16,374)	(22,904)	(204,870)	(289,467)
Net increase (decrease)	6,784	4,800	$ 85,459	$ 61,763
Institutional Class
Shares sold	146	130	$ 1,834	$ 1,658
Reinvestment of distributions	2	3	22	36
Shares redeemed	(57)	(71)	(714)	(892)
Net increase (decrease)	91	62	$ 1,142	$ 802

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Fidelity New York Municipal Income (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity New York Municipal Income (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity New York Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity New York Municipal Income (retail class) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that may be taken by FMR to improve the fund's below-benchmark performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity New York Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Institutional Class and Fidelity New York Municipal Income (retail class) ranked below its competitive median for 2007, and the total expenses of Class C ranked equal to its competitive median for 2007. The Board considered that the total expenses of Class C were above the median primarily due to higher transfer agent fees.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASNMI-USAN-0908
1.789729.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 22, 2008
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	September 22, 2008